Statements of Income (Loss) And Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 17,584,454	$ 27,095,197	$ 24,320,121
Total cost of revenues	(13,923,166)	(16,956,132)	(15,164,908)
Gross Profit	3,661,288	10,139,065	9,155,213
Operating expenses:
Selling expenses	2,478,163	2,077,174	1,815,771
General and administrative expenses	9,800,714	6,742,687	4,941,036
Research and development expenses	931,078	917,227	540,613
Loss from disposal of property, plant and equipment	15,306	327,921
Total operating expenses	13,225,261	10,065,009	7,297,420
(Loss) income from operations	(9,563,973)	74,056	1,857,793
Other income:
Interest expense, net	(330,824)	(370,108)	(264,408)
Foreign exchange transaction gain (loss)	800,403	246,211	(228,260)
Other income, net	112,109	115,016	215,233
Rental income from related parties, net	295,362	173,089	354,968
Gain from disposition of a subsidiary			5,162
Total other income	877,050	164,208	82,695
(Loss) income before income taxes	(8,686,923)	238,264	1,940,488
Income taxes (benefit) expense	(1,227,449)	(2,777,868)	641,460
Net (loss) income	(7,459,474)	3,016,132	1,299,028
Less: net loss attributable to non-controlling interest	(259,211)	(219,427)	(213,336)
Net (loss) income attributable to Dogness (International) Corporation	(7,200,263)	3,235,559	1,512,364
Other comprehensive (loss)income:
Foreign currency translation (loss) income	(6,204,254)	(3,203,448)	4,879,315
Comprehensive income (loss)	(13,663,728)	(187,316)	6,178,343
Less: comprehensive loss attributable to non-controlling interest	(270,210)	(230,583)	(161,701)
Comprehensive(loss) income attributable to Dogness (International) Corporation	$ (13,393,518)	$ 43,267	$ 6,340,044
Loss earnings per share
Basic	$ (0.18)	$ 0.10	$ 0.05
Diluted	$ (0.18)	$ 0.10	$ 0.05
Weighted Average Shares Outstanding
Basic	39,668,780	33,711,659	27,499,367
Diluted	39,668,780	34,013,634	27,554,811
Third Party Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 15,884,281	$ 24,882,618	$ 23,112,435
Total cost of revenues	(12,760,852)	(15,654,952)	(14,501,166)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	1,700,173	2,212,579	1,207,686
Total cost of revenues	$ (1,162,314)	$ (1,301,180)	$ (663,742)